Other Current Assets - Summary of Other Current Assets (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Miscellaneous current assets [abstract]
Development properties	¥ 16,710	$ 2,404	¥ 16,167
Quoted equity securities	0	0	606
Total	¥ 16,710	$ 2,404	¥ 16,773